Summary Of Analysis Of The Allowance For Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Balance at beginning of year	$ 154,467	$ 128,474	$ 142,172	$ 117,242	$ 117,242	$ 90,931	$ 55,052
Loans charged off	(2,484)	(15,332)	(19,219)	(36,474)	(44,150)	(50,187)	(30,829)
Recoveries	1,046	2,124	2,576	2,498	4,080	998	208
Net charge-offs	(1,438)	(13,208)	(16,643)	(33,976)	(40,070)	(49,189)	(30,621)
Provision for loan losses	13,750	16,000	41,250	48,000	65,000	75,500	66,500
Balance at end of year	$ 166,779	$ 131,266	$ 166,779	$ 131,266	$ 142,172	$ 117,242	$ 90,931